EQUITY - Earnings per Common Share (Details) shares in Millions, $ in Millions		12 Months Ended
	May 22, 2017	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Share Capital, Reserves And Other Equity Interest [Abstract]
Reverse stock split ratio	0.3333333333
Net (loss) / income attributable to equity holders of the parent | $		$ (2,454)	$ 5,149	$ 4,568
Weighted average common shares outstanding (in millions) for the purposes of basic earnings per share (in shares)		1,013	1,015	1,020
Incremental shares from assumed conversion of restricted share units and performance share units (in millions) (in shares)		0	6	4
Weighted average common shares outstanding (in millions) for the purposes of diluted earnings per share (in shares)		1,013	1,021	1,024
Share Unit Awards
Earnings per share [line items]
Potential common shares excluded from computation of earnings per share (in shares)		7
Employee Stock Option
Earnings per share [line items]
Potential common shares excluded from computation of earnings per share (in shares)		1	2	3